Related Party Transactions	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 4 — RELATED PARTY TRANSACTIONS

Founder Shares

On June 19, 2020, 4,312,500 shares of our Class B common stock were issued to B. Riley Principal Investments, LLC (the “Founder Shares”). All of the Founder Shares were contributed to the Sponsor in June 2020. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units being sold in the Proposed Offering, the Founder Shares automatically convert into shares of Class A common stock at the time of the Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below, and the holders of the Founder Shares, as described in more detail below, have agreed to certain restrictions and will have certain registration rights with respect thereto. Up to 562,500 Founder Shares are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised. The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares of common stock upon completion of the Proposed Offering excluding the shares underlying the Private Placement Units. If the Company increases or decreases the size of the Proposed Offering, the Company will effect a stock dividend or share contribution back to capital, as applicable, with respect to its Class B Common Stock immediately prior to the consummation of the Proposed Offering in such amount as to maintain the Founder Share ownership of the Company’s stockholders prior to the Proposed Offering at 20.0% of the Company’s issued and outstanding common stock upon the consummation of the Proposed Offering.

The Company’s initial stockholders, officers and directors have agreed, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Fees

Commencing on the date of the prospectus, the Company will agree to pay an affiliate of our sponsor a total of $3,750 a month for office space, utilities and secretarial and administrative support. Upon completion of our Initial Business Combination or our liquidation, we will cease paying these monthly fees.

Registration Rights

The holders of Founder Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants and units that may be issued upon conversion of working capital loans, if any, will have registration rights to require the Company to register the resale of any of its securities held by them (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement to be signed on or before the effective date of the Proposed Offering. These holders will also be entitled to certain piggyback registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Note Payable — Related Party

The Company has a note payable to Sponsor which allows the Company to borrow up to $300,000 without interest to be used for a portion of the expenses of this offering. The notes payable is payable on the earlier of: (i) December 31, 2021 or (ii) the date on which the Company consummates an initial public offering of its securities. As of December 31, 2020, there were no borrowings outstanding on the note payable due to related party.

Payable to Related Party

The Company had amounts payable to B. Riley Financial of $998 at December 31, 2020. These amounts primarily reflect expenses relating to formation expenses that were paid on behalf of the Company by B. Riley Financial.

NOTE 4 — RELATED PARTY TRANSACTIONS

Founder Shares

On June 19, 2020, 4,312,500 Founder Shares were issued to B. Riley Principal Investments, LLC. All of the Founder Shares were contributed to the Sponsor in June 2020. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units sold in the Public Offering, except that the Founder Shares automatically convert into shares of Class A common stock at the time of the Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below, and the holders of the Founder Shares, as described in more detail below, have agreed to certain restrictions and will have certain registration rights with respect thereto. The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares of common stock upon completion of the Public Offering excluding the shares underlying the Private Placement Units (the “Private Placement Shares”).

The Company’s initial stockholders, officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Business Combination Marketing Agreement

Pursuant to a business combination marketing agreement, the Company engaged B. Riley Securities, Inc. as advisors in connection with its Initial Business Combination to assist it in arranging meetings with its stockholders to discuss a potential business combination and the target business’ attributes, introduce it to potential investors that may be interested in purchasing its securities, assist it in obtaining stockholder approval for its Initial Business Combination and assist it with the preparation of press releases and public filings in connection with the Initial Business Combination. The Company will pay B. Riley Securities, Inc. for such services upon the consummation of the Initial Business Combination a cash fee in an amount equal to 3.5% of the gross proceeds of the Public Offering (exclusive of any applicable finders’ fees which might become payable) ($6,037,500 since the underwriters’ over-allotment option was exercised in full). Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete an Initial Business Combination.

Administrative Fees

Commencing on February 19, 2021, the Company agreed to pay an affiliate of the Sponsor a total of $3,750 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, it will cease paying these monthly fees. As of September 30, 2021, amounts due to related party includes $30,000 for administrative fees payable to the Sponsor.

Registration Rights

The holders of Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Private Placement Units, Private Placement Shares, Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants) and any securities that may be issued upon conversion of working capital loans, if any, have registration rights to require the Company to register the resale of any of its securities held by them (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement. These holders are also entitled to certain piggyback registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Note Payable — Related Party

The Company had a Note Payable to the Sponsor which allowed the Company to borrow up to $300,000 without interest to be used for a portion of the expenses associated with the Public Offering. The Note Payable was payable on the earlier of: (i) December 31, 2021 or (ii) the date on which the Company consummated an initial public offering of its securities. At February 23, 2021, the Note Payable balance was $40,000. The Note Payable was paid in full using proceeds from the Public Offering and the Private Placement on March 1, 2021.

FaZe Clan Inc. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

11.    Related PartY TRANSACTIONS

Related Party Loan Receivables and Payables

The Company has loan receivables from one of FaZe’s founders related to legal and settlement fees that FaZe had paid on their behalf, and commissions payable related to a talent arrangement with FaZe. The Company recorded $0.4 million and $0.7 million in receivables as of September 30, 2021 and December 31, 2020, respectively, related to the anticipated repayment of these fees.

In 2021, the Company issued a loan to one of FaZe’s founders. The Company recorded $0.1 million in receivables for this loan as of September 30, 2021.

The Company had loan payables to certain members of Company management to help fund its day-to-day operations, all of which has been repaid during the nine months period ended September 30, 2021. The Company recorded $0.5 million in loan payables to related parties as of December 31, 2020.

Retainer Consulting Arrangements

During the nine months periods ended September 30, 2021 and 2020, the Company had retainer consulting arrangements with co-founders Nordin Shat, Thomas Oliveira, Richard Bengtson, and Sabastian Diamond. The Company recorded approximately $0.6 million and $0.7 million in expenses related to these arrangements for the nine months ended September 30, 2021 and 2020, respectively. These expenses are presented within general and administrative expense within the condensed consolidated statement of operations.

14.    RELATED PARTY TRANSACTIONS

Wanderset Inc. and W8 Media Group

The Company had transactions with Wanderset and W8 Media Corp., two companies controlled by former officers of the Company. The Company was in talks to merge with these two entities and had transactions with these two entities on their consolidated financial statements prior to December 31, 2020 related to day-to-day operations, assuming that the merger was imminent. The merger was not executed, and the company was left in a net receivable position that the Company has determined will not be recoverable. As such, the Company wrote off $2.0 million in net receivables in the year ended December 31, 2019 and a de minimis amount in the year ended December 31, 2020, which were reflected in the general and administrative expenses within the consolidated statement of operations. In addition, the Company had honored certain convertible debt with Wanderset and wrote off $1.7 million related to the proceeds on the convertible debt that the Company determined uncollectible from Wanderset in the year ended December 31, 2019, reflected in general and administrative expense within the consolidated statement of operations.

Related Party Loan Receivables and Payables

The Company has loan receivables from one of FaZe’s founders related to legal and settlement fees that FaZe had paid on their behalf, and commissions payable related to a talent arrangement with FaZe. The Company recorded $0.7 million and $0.6 million in receivables as of December 31, 2020 and December 31, 2019, respectively, related to the anticipated repayment of these fees.

The Company had loan payables to certain members of the management of the Company to help fund its day-to-day operations. The Company recorded $0.5 million and $1.0 million in loan payables to related parties as of the years ended December 31, 2020 and December 31, 2019, respectively.

Retainer Consulting Arrangements

During the years ended December 31, 2020 and 2019, the Company had retainer consulting arrangements with co-founders Nordin Shat, Thomas Oliveira, Richard Bengtson, and Sabastian Diamond. The Company recorded approximately $0.9 million and $0.3 million in expenses related to these arrangements for the years ended December 31, 2020 and 2019, respectively. These expenses are presented within general and administrative expense within the consolidated statement of operations.